Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 90,000	Fees	UNITED STATES	State of Arizona	Pinaya project
#: 2
	3,730,000	Fees	UNITED STATES	State of Arizona One	Pinaya project
#: 3
	730,000	Fees	UNITED STATES	Government of the Republic of Peru	Pinaya project
#: 4
	$ 870,000	Fees	UNITED STATES	Government Of United States	Pinaya project